Estimates (Components Of Intangibles And Other Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Gross Carrying Amount	$ 6,217	$ 6,100
Accumulated Amortization	786	518
Customer relationships, contracts and agreements (3 to 46 years)
Gross Carrying Amount	5,254	5,144
Accumulated Amortization	738	485
Trade names (15 years)
Gross Carrying Amount	48	48
Accumulated Amortization	16	11
Patents (9 years)
Gross Carrying Amount	559	556
Accumulated Amortization	25	15
Total Amortizable Intangible Assets [Member]
Gross Carrying Amount	5,876	5,784
Accumulated Amortization	786	518
Trademarks [Member]
Gross Carrying Amount	341	316
Accumulated Amortization	0	0
Other Amortizable Intangible Assets [Member]
Gross Carrying Amount	15	36
Accumulated Amortization	$ 7	$ 7